Lease liabilities - Lease Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year 2022	$ 246,854	$ 195,772
Exchange differences	14,663	(11,647)
Additions and re-measurement	153,850	108,500
Disposal	(5,921)
Payments	(102,579)	(62,273)
Finance cost related to lease liabilities	31,113	16,502	$ 12,532
Closing net book amount	337,980	246,854	195,772
Lease Liability - Agricultural Partnerships
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year 2022	222,013	178,423
Exchange differences	10,230	(11,698)
Additions and re-measurement	143,952	93,091
Disposal	(3,277)
Payments	(89,806)	(53,206)
Finance cost related to lease liabilities	28,954	15,403
Closing net book amount	312,066	222,013	178,423
Lease Liability - Others
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year 2022	24,841	17,349
Exchange differences	4,433	51
Additions and re-measurement	9,898	15,409
Disposal	(2,644)
Payments	(12,773)	(9,067)
Finance cost related to lease liabilities	2,159	1,099
Closing net book amount	$ 25,914	$ 24,841	$ 17,349